Fair Value Measurements - Summary of Change in the Fair Value of the Contingent Consideration (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance - January 1		$ 413	$ 4,854
Additions	[1]	3,611	0
Contingent consideration payments		(426)	(191)
Gain on fair value remeasurement of contingent consideration	[2]	0	(1,024)
Reclassification	[3]	0	(2,917)
Foreign currency translation adjustments		13	(309)
Ending balance – December 31		$ 3,611	$ 413

[1]	Additions represent contingent consideration liabilities arising from the SIL acquisition (refer to Note 2 – Business Combinations) in the third quarter of fiscal year 2025.
[2]	Gain on fair value remeasurement of contingent consideration mainly relates to the Spirable acquisition for the year ended December 31, 2024.
[3]	During the fourth quarter of fiscal year 2024, the obligation in relation to the Spirable acquisition ceased to be contingent on any service period or performance targets, and was reclassified to deferred consideration.